Credit Risk	12 Months Ended
Oct. 31, 2024
Credit Risk [Abstract]
Credit Risk
NOTE 30: CREDIT RISK
Concentration of credit risk exists where

a number of borrowers or counterparties are

engaged in similar activities, are located

in the same geographic area or
have comparable economic characteristics.

Their ability to meet contractual obligations

may be similarly affected by changing economic, political

or other
conditions. The Bank’s portfolio could be sensitive

to changing conditions in particular geographic

regions.
Concentration of Credit Risk
(millions of Canadian dollars, As at
except as noted) Loans and customers’ liability Derivative financial under acceptances
1,2
Credit Instruments
3,4
instruments
5,6
October 31 October 31 October 31 October 31 October 31 October 31
2024 2023 2024 2023 2024 2023
Canada 66% 66% 32% 30% 28% 26%
United States 33 33 64 65 32 33
United Kingdom – – 1 2 9 9
Europe – other – – 2 2 21 21
Other international 1 1 1 1 10 11
Total 100% 100% 100% 100% 100% 100%
$ 949,779 $ 913,937

$ 366,706 $ 339,728

$ 69,970 $ 82,761
Of the total loans and customers’ liability under acceptances, the only industry segment which equalled or exceeded 5 % of the total concentration as at October 31, 2024 was real estate
10% (October 31, 2023 – 10%).
2

Includes loans that are measured at FVOCI.
3

As at October 31, 2024, the Bank had commitments and contingent liability contracts in the amount of $
367

billion (October 31, 2023 – $
340

billion). Included are commitments to extend
credit totalling $ 322

billion (October 31, 2023 – $
300

billion), of which the credit risk is dispersed as detailed in the table above.

4

Of the commitments to extend credit, industry segments which equalled or exceeded
5 % of the total concentration were as follows as at October 31, 2024: financial institutions 19%
(October 31, 2023 – 17%); power and utilities 11% (October 31, 2023 – 10%); government, public sector entities and education 7% (October 31, 2023 – 8%); automotive 7%
(October 31, 2023 – 8%); professional and other services 8% (October 31, 2023 – 7%); sundry manufacturing and wholesale 7% (October 31, 2023 – 7%); non-residential real estate 6%
(October 31, 2023 – 6%).
5

As at October 31, 2024, the current replacement cost of derivative financial instruments, excluding the impact of master netting agreements and collateral, amounted to $
70

billion
(October 31, 2023 – $ 83

billion). Based on the location of the ultimate counterparty,

the credit risk was allocated as detailed in the table above. The table excludes the fair value of
exchange traded derivatives.

6

The largest concentration by counterparty type was with financial institutions (including non-banking financial institutions),

which accounted for
66 % of the total as at October 31, 2024
(October 31, 2023 – 60%). The second largest concentration was with governments, which accounted for 24 % of the total as at October 31, 2024 (October 31, 2023 – 32%). No other industry segment exceeded 5 % of the total.
The following table presents the maximum

exposure to credit risk of financial instruments,

before taking account of any collateral

held or other credit
enhancements.
Gross Maximum Credit Risk Exposure
(millions of Canadian dollars) As at

October 31 October 31
2024 2023
Cash and due from banks $ 6,437 $ 6,721
Interest-bearing deposits with banks 169,930 98,348
Securities 1
Financial assets designated at fair value through

profit or loss
Government and government-insured

securities
3,056 2,720
Other debt securities 3,361 3,098
Trading
Government and government-insured

securities
46,575 51,493
Other debt securities 22,482 20,685
Retained interest 1 3
Non-trading securities at fair value through

profit or loss

Government and government-insured

securities
271 288
Other debt securities 1,376 2,683
Securities at fair value through other

comprehensive income

Government and government-insured

securities
78,422 52,927
Other debt securities 10,830 13,004
Debt securities at amortized cost
Government and government-insured

securities
205,098 230,304
Other debt securities 66,517 77,712
Securities purchased under reverse purchase

agreements
208,217 204,333
Derivatives 2 78,061 87,382
Loans
Residential mortgages 331,284 319,938
Consumer instalment and other personal 226,333 215,745
Credit card 38,542 36,726
Business and government 353,390 323,538
Trading loans 23,518 17,261
Non-trading loans at fair value through profit

or loss

3,057 3,495
Loans at fair value through other comprehensive

income

230 421
Customers’ liability under acceptances – 17,569
Amounts receivable from brokers, dealers,

and clients
22,115 30,416
Other assets 12,761 12,504
Total assets 1,911,864 1,829,314
Credit instruments
3
366,706 339,728
Unconditionally cancellable commitments

to extend credit
450,574 430,163
Total credit exposure $ 2,729,144 $ 2,599,205
1

Excludes equity securities.
2

The carrying amount of the derivative assets represents the maximum credit risk exposure related to derivative contracts.
3
The balance represents the maximum amount of additional funds that the Bank could be obligated to extend should the contracts be fully utilized. The actual maximum exposure may
differ

from the amount reported above. Refer to Note 26 for further details.